Related Party Transactions - Additional Information (Details) - USD ($)				3 Months Ended		5 Months Ended
	Oct. 01, 2020	Sep. 25, 2020	Aug. 03, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Stock shares issued during the period value for services rendered							$ 25,000
Share based compensation other than employee stock scheme shares forfeited during the period							565,700
Repayment of related party debt							$ 82,729
Minimum [Member]
Related Party Transaction [Line Items]
Share Price				$ 10.00	$ 10.00	$ 10.00	$ 10.00
Sponsor [Member]
Related Party Transaction [Line Items]
Debt instrument face value			$ 300,000
Debt instrument maturity date						Dec. 31, 2020
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Working capital loan convertible into warrants				$ 0	$ 1,500,000	$ 1,500,000	$ 1,500,000
Debt instrument conversion price				$ 1.00	$ 1.00	$ 1.00	$ 1.00
Working capital loans outstanding				$ 1,500,000	$ 0	$ 0	$ 0
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction expenses				30,000	10,000
Due to officers or stockholders, current				$ 60,000	$ 30,000	$ 30,000	$ 30,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Repayment of related party debt		$ 82,729
Founder Shares [Member] | Lock In Period One [Member]
Related Party Transaction [Line Items]
Lock in period after business combination founder shares				1 day			1 year
Founder Shares [Member] | Lock In Period Two [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Lock in period after business combination founder shares				150 days			150 days
Class A [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding				6,792,152	3,424,991	3,424,991	3,424,991
Class A [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Percentage of common stock shares outstanding				20.00%	20.00%	20.00%	20.00%
Number of consecutive trading days for determining the share price				20 days			20 days
Number of trading days for determining the share price				30 days			30 days
Class A [Member] | Founder Shares [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Share Price				$ 12.00	$ 12.00	$ 12.00	$ 12.00
Class B [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding				5,184,300	5,184,300	5,184,300	5,184,300
Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period shares for services rendered			5,750,000
Stock shares issued during the period value for services rendered			$ 25,000	$ 25,000		$ 25,000
Common Stock, Shares, Outstanding	5,184,300		5,690,000
Common stock share subject to forfeiture				750,000			750,000
Percentage of common stock shares outstanding				20.00%	20.00%	20.00%	20.00%
Share based compensation other than employee stock scheme shares forfeited during the period	565,700
Common stock shares not subject to forfeiture				184,300	184,300	184,300	184,300
Class B [Member] | Founder Shares [Member] | Board Of Directors [Member]
Related Party Transaction [Line Items]
Shares transferred to related party			60,000